File Number: 333-114788
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                   June 19, 2012

                Pioneer Ibbotson Conservative Allocation Fund
                  Pioneer Ibbotson Moderate Allocation Fund
                    Pioneer Ibbotson Growth Allocation Fund
                 Pioneer Ibbotson Aggressive Allocation Fund

          Supplement to each Summary Prospectus dated May 1, 2012


Effective July 1, 2012, the following replaces the third section in "Management" on page 14, under the heading "Portfolio Management":

Portfolio management    Scott Wentsel, vice president and senior portfolio
                        manager at Ibbotson (portfolio manager of the fund since 2005), Brian Huckstep, portfolio manager at Ibbotson (portfolio manager of the fund since 2005), Paul Arnold, consultant at Ibbotson (portfolio manager of the fund since 2012)


                                                                   25781-00-0612
                                         (c)2012 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC